Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligation of Leases	The total committed future outflow resulting of these lease contracts amounts to:

(CHF in millions)	6/30/2023	12/31/2022

Due < 1 year	14.8	6.6
Due 1 - 5 years	138.1	92.1
Due > 5 years	200.9	184.2
Commitments for future lease obligations	353.8	282.9